Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
(10)	Income Taxes:

For the fiscal years ended June 30, 2012 and 2013, the Company did not record a current or deferred income tax expense or benefit.

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets (liabilities) are comprised of the following:

	June 30,
	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$10,848	$11,724
Research and development credit carryforwards	184	218
Accruals and other	47	40

Gross deferred tax assets	11,079	11,982
Deferred tax asset valuation allowance	(11,019)	(11,928)

Total deferred tax assets	$60	$54

Deferred tax liabilities:
Depreciation and amortization	$(60)	$(54)

Total deferred tax liabilities	$(60)	$(54)

Net deferred tax asset (liability)	$—	$—

At June 30, 2013, the Company has net operating losses of approximately $46,900 that may be applied against future taxable income and expire in various years from 2022 to 2033. At June 30, 2013, the Company also has research and development tax credits of approximately $873 that may provide future tax benefits and expire from 2027 to 2042.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company’s history of operating losses, the Company has concluded that it is more likely than not that the benefit of its deferred tax assets will not be realized. Therefore, any tax benefits to be realized in future years as a result of the utilization of the Company’s net operating loss carry forwards as of June 30, 2013, computed based on statutory federal and state rates, are completely offset by valuation allowances established since realization of the deferred tax benefits are not considered more likely than not. The valuation allowance increased approximately $909 during the fiscal year ended June 30, 2013, due primarily to net operating losses generated during the period.

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Fiscal Year Ended June 30,
	2012	2013
Federal income tax benefit at statutory rate	(34)%	(34)%
State income tax, net of federal benefit	(5)	(5)
Permanent differences	(8)	27
Research and development credit	10	8
Other	9	3
Change in valuation allowance	28	1

Effective income tax rate	0%	0%

Under the provisions of the Internal Revenue Code, the Company’s net operating loss and tax credit carry forwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carry forwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed several financings since its inception which may have resulted in a change in control as defined by Sections 382 and 383 of the Internal Revenue Code, or could result in a change in control in the future.

For fiscal years through June 30, 2013, the Company generated research credits but has not conducted a study to document the qualified activities. This study may result in an adjustment to the Company’s research and development credit carry forwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position for these two years. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the deferred tax asset established for the research and development credit carry forwards and the valuation allowance.

The Company files income tax returns in the United States and in the state of Florida. The federal and state returns are generally subject to tax examinations for the tax years ended June 30, 2009 through June 30, 2013. To the extent the Company has tax attribute carry forwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service, or state authorities, to the extent utilized in a future period.

The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2012 and 2013, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.